Note 12 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward Duration Limit	20 years
Undistributed Earnings of Foreign Subsidiaries	$ 297,631	$ 267,899
Unrecognized Tax Benefits	148	292	$ 494
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	148	292
Tax Adjustments, Settlements, and Unusual Provisions	12	34
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 38	$ 50
Minimum [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Income Tax Return Examination Period	3 years
Minimum [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Return Examination Period	3 years
Maximum [Member] | Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Income Tax Return Examination Period	4 years
Maximum [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Return Examination Period	5 years
Canada and United States [Member] | Minimum [Member]
Tax Credit Carryforward Duration Limit	6 years
Canada and United States [Member] | Maximum [Member]
Tax Credit Carryforward Duration Limit	20 years